Related Party Transactions (Summary of Significant Related Party Transaction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Sales and marketing services provided by related party	$ 241,307	$ 128,830	$ 60,639
Corporate expenses	107,451	57,191	33,514
Other servive provided by related party	14,838	13,827	6,535
Advertising slots expense provided by related party	21,490	17,518	20,046
Sohu [Member]
Related Party Transaction [Line Items]
Sales and marketing services provided by related party	10,401	13,390	14,026
Corporate expenses	15	12	27
Other servive provided by related party	690	373	50
Jin Dian [Member]
Related Party Transaction [Line Items]
Advertising slots expense provided by related party	$ 0	$ 1,310	$ 1,552